Deposits (Tables)	6 Months Ended
Jun. 30, 2011
Deposits (Tables) [Abstract]
Noninterest-bearing and interest-bearing deposits

(in millions)	June 30, 2011	December 31, 2010
U.S. offices
Noninterest-bearing	$287,654	$228,555
Interest-bearing
Demand(a)	34,889	33,368
Savings(b)	350,216	334,632
Time (included $3,555 and $2,733 at fair value)(c)	84,513	87,237
Total interest-bearing deposits	469,618	455,237
Total deposits in U.S. offices	757,272	683,792
Non-U.S. offices
Noninterest-bearing	13,422	10,917
Interest-bearing
Demand	204,351	174,417
Savings	721	607
Time (included $1,233 and $1,636 at fair value)(c)	72,919	60,636
Total interest-bearing deposits	277,991	235,660
Total deposits in non-U.S. offices	291,413	246,577
Total deposits	$1,048,685	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.